LOANS RECEIVABLE, NET (Details) - Schedule of loan receivables ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Loan Receivables Abstract
Loans receivable	¥ 587,624		¥ 289,705
Less: allowance for doubtful accounts	(441,447)		(29,481)
Total	¥ 146,177	$ 21,194	¥ 260,224